STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments (at Fair Value):
Total Investments (at Fair Value)	$ 955,258,640	$ 835,074,668
Receivables:
Employer Contributions	963,472	674,464
Notes receivable from participants	8,209,697	7,717,655
Total Receivables	9,173,169	8,392,119
Net Assets Available for Benefits	964,431,809	843,466,787
Avista Corp. Company Stock Fund
Investments (at Fair Value):
Total Investments (at Fair Value)	19,092,877	16,899,724
Self-Directed Securities
Investments (at Fair Value):
Total Investments (at Fair Value)	17,395,322	14,943,677
Collective Trust
Investments (at Fair Value):
Total Investments (at Fair Value)	33,352,373	37,524,876
Mutual Funds
Investments (at Fair Value):
Total Investments (at Fair Value)	$ 885,418,068	$ 765,706,391